COVID-19 Impact (Details) - EUR (€) € in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
COVID-19 Impact
Total estimated adjustments to inventory value recognized for COVID-19 impact	€ 205,000
Amount of operating expense containment plan for COVID-19 impact		€ 112,000
Net impact on operating result caused by the COVID-19 pandemic		155,000
Liquidity position		1,500,000
Cash and cash equivalents		579,647	€ 741,982	€ 1,033,792	€ 886,521
Undrawn credit facility		€ 900,000